Note 12 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Weighted average grant date fair value
As of December 31, 2013 and as of June 30, 2014	21,034	$366.24